Intangible assets (Tables)	12 Months Ended
Nov. 30, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	Commercialization rights – Trogarzo ® North American Territory	Commercialization rights – Trogarzo ® European Territory	Commercialization rights – EGRIFTA SV ®	Oncology platform	Total

Cost

Balance as at November 30, 2019 and 2020	$11,972	$7,612	$14,041	$3,449	$37,074

Additions	-	-	-	39	39

Balance as at November 30, 2021	$11,972	$7,612	$14,041	$3,488	$37,113

Accumulated amortization

Balance as at November 30, 2019	$1,158	-	$8,436	-	$9,594

Amortization	1,055	384	1,512	-	2,951

Balance as at November 30, 2020	$2,213	$384	$9,948	-	$12,545

Amortization	1,054	615	1,511	-	3,180

Balance as at November 30, 2021	$3,267	$999	$11,459	-	$15,725

Net carrying amounts

November 30, 2021	$8,705	$6,613	$2,582	$3,488	$21,388

November 30, 2020	$9,759	$7,228	$4,093	$3,449	$24,529

Schedule of Commercial Milestone Payment
As further consideration under the TaiMed Agreement, the Company shall make the following one-time
payments upon the first occurrence of the following commercial events
:

Commercial milestone	Note	Commercial milestone payment

(i) Achieving aggregate net sales of $20,000 over four consecutive quarters of the Company’s financial year	1 7	$7,000 (paid in 2019 and 2020)

(ii) Upon first achieving annual net sales of $200,000		$10,000

(iii) Upon first achieving annual net sales of $500,000		$40,000

(iv) Upon first achieving annual net sales of $1,000,000		$100,000